Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Property (Right-of-use assets) [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life in years	1 year
Property (Right-of-use assets) [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life in years	10 years
Vehicles (Right-of-use assets) [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life in years	1 year
Vehicles (Right-of-use assets) [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life in years	4 years
Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life in years	6 years
Other equipment, operating and office equipment [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life in years	3 years
Other equipment, operating and office equipment [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life in years	14 years
Technical equipment and machinery [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life in years	20 years